SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock reflected in the condensed balance sheets (Details) - Class A Common Stock Subject to Possible Redemption - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 500,000,000	$ 500,000,000
Class A common stock issuance costs		(26,652,125)	(26,652,125)
Remeasurement of carrying value to redemption value	$ 12,225,559	26,652,125	31,196,812
Class A common stock subject to possible redemption	$ 516,770,246	$ 500,000,000	$ 504,544,687